Summary Of Significant Accounting Policies - Disclosure of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. Dollar [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1273	1.1063	1.1089
Closing rate	1.1993	1.0541	1.0887
Swiss Franc [member]
Disclosure of foreign exchange rates [line items]
Average rate	1.1103	1.0901	1.0669
Closing rate	1.1702	1.0739	1.0835
Czech Republic, Koruny [member]
Disclosure of foreign exchange rates [line items]
Average rate	26.3151	27.0342	27.2762
Closing rate	25.5349	27.0210	27.0226